Other Payables and Accrued Liabilities (Details) - Schedule of other payables and accrued liabilities	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Schedule of other payables and accrued liabilities [Abstract]
Salary payables	¥ 1,931,636	$ 276,889	¥ 1,302,123
Other payables	22,670	3,250	91,599
Accrued expenses	326,040	46,736	35,048
Total other payables and accrued liabilities	¥ 2,280,346	$ 326,875	¥ 1,428,770